UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity® New Markets Income Fund

Semi-Annual Report
June 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	3.8
Petroleos Mexicanos	3.7
Dominican Republic	3.7
State of Qatar	3.1
Sultanate of Oman	3.0
Turkish Republic	3.0
Indonesian Republic	2.9
United Mexican States	2.6
Colombian Republic	2.6
Saudi Arabian Oil Co.	2.3
30.7

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 31.2%
	Principal Amount (a)	Value ($)
Argentina - 0.0%
YPF SA 8.75% 4/4/24 (b)	970,400	936,116
Azerbaijan - 1.2%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	36,439,000	36,931,291
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	11,845,000	12,160,432
TOTAL AZERBAIJAN		49,091,723
Bahrain - 0.7%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)	28,868,000	29,241,552
Brazil - 1.6%
Adecoagro SA 6% 9/21/27 (b)	6,168,000	5,717,243
Azul Investments LLP:
5.875% 10/26/24 (b)	22,223,000	18,703,321
7.25% 6/15/26 (b)	6,345,000	5,049,922
Braskem Netherlands BV 7.25% 2/13/33 (b)	4,645,000	4,541,997
Embraer Netherlands Finance BV:
5.4% 2/1/27	3,820,000	3,658,299
6.95% 1/17/28 (b)	3,270,000	3,245,475
MARB BondCo PLC 3.95% 1/29/31 (b)	2,935,000	2,091,188
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	12,957,434	8,641,442
Natura Cosmeticos SA 4.125% 5/3/28 (b)	3,885,000	3,360,952
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	4,930,000	4,491,378
VM Holding SA 6.5% 1/18/28 (b)	4,920,000	4,703,815
TOTAL BRAZIL		64,205,032
Burkina Faso - 0.1%
Endeavour Mining PLC 5% 10/14/26 (b)	6,000,000	5,306,340
Cambodia - 0.2%
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	7,185,000	6,725,237
Chile - 1.6%
Antofagasta PLC:
2.375% 10/14/30 (b)	15,695,000	12,719,071
5.625% 5/13/32 (b)	5,445,000	5,384,942
Corporacion Nacional del Cobre de Chile (Codelco):
3.15% 1/14/30 (b)	7,740,000	6,847,423
3.15% 1/15/51 (b)	8,130,000	5,679,943
3.7% 1/30/50 (b)	14,035,000	10,585,197
4.5% 8/1/47 (b)	6,855,000	5,842,105
5.125% 2/2/33 (b)	5,740,000	5,657,516
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	4,050,000	2,061,693
5.125% 1/15/28 (b)	16,142,000	8,320,071
TOTAL CHILE		63,097,961
China - 1.5%
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	12,435,000	11,455,371
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)	10,930,000	10,609,423
Meituan:
2.125% 10/28/25 (b)	11,635,000	10,587,617
3.05% 10/28/30 (b)	10,295,000	8,148,081
Prosus NV:
3.061% 7/13/31 (b)	6,215,000	4,836,047
3.832% 2/8/51 (b)	7,355,000	4,472,134
4.193% 1/19/32 (b)	14,100,000	11,774,558
TOTAL CHINA		61,883,231
Colombia - 0.6%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	10,455,000	6,821,888
Gcm Mining Corp. 6.875% 8/9/26 (b)	6,230,000	4,610,200
GeoPark Ltd. 5.5% 1/17/27 (b)	2,535,000	2,075,328
Oleoducto Central SA 4% 7/14/27 (b)	4,398,000	3,856,034
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	5,438,950	4,840,666
TOTAL COLOMBIA		22,204,116
Costa Rica - 0.1%
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)	4,280,000	4,228,126
Georgia - 0.1%
JSC Georgian Railway 4% 6/17/28 (b)	6,755,000	5,767,554
Ghana - 1.1%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	29,524,000	25,926,796
Tullow Oil PLC 10.25% 5/15/26 (b)	22,535,000	17,149,135
TOTAL GHANA		43,075,931
Guatemala - 0.5%
CT Trust 5.125% 2/3/32 (b)	8,720,000	6,997,800
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	6,260,000	5,808,804
Millicom International Cellular SA 4.5% 4/27/31 (b)	7,595,000	5,813,973
TOTAL GUATEMALA		18,620,577
Hungary - 0.1%
Magyar Export-Import Bank 6.125% 12/4/27 (b)	3,730,000	3,681,958
India - 0.2%
CA Magnum Holdings 5.375% 10/31/26 (b)	8,295,000	7,408,762
Indonesia - 1.5%
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)	15,125,000	13,841,039
PT Adaro Indonesia 4.25% 10/31/24 (b)	12,520,000	12,053,129
PT Freeport Indonesia:
4.763% 4/14/27 (b)	4,870,000	4,688,739
5.315% 4/14/32 (b)	8,260,000	7,784,885
6.2% 4/14/52 (b)	5,635,000	5,079,164
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)	13,335,000	12,946,151
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)	3,980,000	3,955,563
TOTAL INDONESIA		60,348,670
Israel - 0.8%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)	15,080,000	13,990,621
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)	16,920,000	16,481,941
6.5% 6/30/27 (Reg. S) (b)	2,365,000	2,258,575
TOTAL ISRAEL		32,731,137
Kazakhstan - 0.7%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	10,395,000	8,032,944
5.75% 4/19/47 (b)	5,240,000	4,258,548
Nostrum Oil & Gas Finance BV:
5% 6/30/26 (b)	9,429,000	6,123,570
14% 6/30/26 pay-in-kind (b)(c)	13,015,549	4,685,598
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	7,000,000	5,337,010
TOTAL KAZAKHSTAN		28,437,670
Kuwait - 0.2%
Meglobal BV 4.25% 11/3/26 (b)	5,000,000	4,791,150
MEGlobal Canada, Inc. 5% 5/18/25 (b)	3,000,000	2,936,220
TOTAL KUWAIT		7,727,370
Luxembourg - 0.1%
TMS Issuer SARL 5.78% 8/23/32 (b)	5,860,000	6,017,341
Malaysia - 1.1%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	15,305,000	12,348,686
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)	3,770,000	3,617,692
3.75% 4/6/27 (b)	12,315,000	11,523,269
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	9,610,000	6,939,669
3.5% 4/21/30 (b)	8,990,000	8,333,011
TOTAL MALAYSIA		42,762,327
Mauritius - 0.1%
AXIAN Telecom 7.375% 2/16/27 (b)	5,500,000	4,984,815
Mexico - 4.4%
Braskem Idesa SAPI:
6.99% 2/20/32 (b)	1,605,000	1,027,200
7.45% 11/15/29 (b)	4,400,000	2,932,930
Comision Federal de Electricidad:
3.348% 2/9/31 (b)	2,970,000	2,332,014
4.688% 5/15/29 (b)	12,425,000	11,135,782
Petroleos Mexicanos:
6.5% 3/13/27	9,810,000	8,706,375
6.5% 6/2/41	11,163,000	7,044,411
6.625% 6/15/35	65,174,000	45,168,841
6.7% 2/16/32	14,394,000	10,924,326
6.875% 10/16/25	11,570,000	11,082,903
6.95% 1/28/60	35,910,000	22,210,335
7.69% 1/23/50	65,975,000	44,465,831
TV Azteca SA de CV 8.25% (Reg. S) (d)	27,098,000	10,249,819
TOTAL MEXICO		177,280,767
Morocco - 0.4%
OCP SA:
3.75% 6/23/31 (b)	14,540,000	12,012,657
5.125% 6/23/51 (b)	4,000,000	2,906,440
TOTAL MOROCCO		14,919,097
Nigeria - 0.3%
Access Bank PLC 6.125% 9/21/26 (b)	5,825,000	4,901,971
IHS Holding Ltd. 5.625% 11/29/26 (b)	5,980,000	5,209,357
IHS Netherlands Holdco BV 8% 9/18/27 (b)	2,200,000	1,997,094
TOTAL NIGERIA		12,108,422
Oman - 0.1%
Lamar Funding Ltd. 3.958% 5/7/25 (b)	6,200,000	5,921,992
Panama - 0.7%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	11,735,000	9,466,977
5.125% 8/11/61 (b)	5,020,000	3,859,577
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	5,000,000	4,337,500
Cable Onda SA 4.5% 1/30/30 (b)	11,160,000	9,477,518
TOTAL PANAMA		27,141,572
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	4,950,000	4,541,625
Peru - 0.1%
Camposol SA 6% 2/3/27 (b)	4,435,000	2,991,141
Qatar - 2.0%
Qatar Petroleum:
1.375% 9/12/26 (b)	12,840,000	11,544,547
2.25% 7/12/31 (b)	28,970,000	24,257,160
3.125% 7/12/41 (b)	11,965,000	9,130,731
3.3% 7/12/51 (b)	36,535,000	26,714,027
Qtel International Finance Ltd. 2.625% 4/8/31 (b)	11,930,000	10,253,954
TOTAL QATAR		81,900,419
Saudi Arabia - 3.2%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	23,470,000	19,963,817
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)	6,165,000	6,287,005
6.51% 2/23/42 (b)	6,145,000	6,355,343
Saudi Arabian Oil Co.:
2.25% 11/24/30 (b)	18,280,000	15,160,152
3.25% 11/24/50 (b)	20,230,000	13,983,988
3.5% 4/16/29 (b)	38,876,000	35,721,213
4.25% 4/16/39 (b)	18,255,000	16,036,652
4.375% 4/16/49 (b)	16,534,000	14,063,324
TOTAL SAUDI ARABIA		127,571,494
South Africa - 2.3%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	13,265,000	12,321,726
6.75% 8/6/23 (b)	10,218,000	10,150,868
7.125% 2/11/25 (b)	24,935,000	24,478,939
8.45% 8/10/28 (b)	8,165,000	7,741,563
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	9,060,000	5,022,864
Sasol Financing U.S.A. LLC 4.375% 9/18/26	23,115,000	20,480,815
Stillwater Mining Co.:
4% 11/16/26 (b)	5,790,000	5,138,972
4.5% 11/16/29 (b)	2,530,000	2,043,785
The Bidvest Group UK PLC 3.625% 9/23/26 (b)	6,255,000	5,568,389
TOTAL SOUTH AFRICA		92,947,921
Tanzania - 0.1%
HTA Group Ltd. 7% 12/18/25 (b)	3,050,000	2,881,671
Ukraine - 0.2%
NAK Naftogaz Ukraine:
7.375% (Reg. S) (d)	12,720,000	7,186,800
7.625% 11/8/26 (b)	7,055,000	2,645,625
TOTAL UKRAINE		9,832,425
United Arab Emirates - 2.1%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)	4,435,000	3,722,296
4.696% 4/24/33 (b)	6,820,000	6,760,325
4.875% 4/23/30 (b)	1,990,000	2,002,577
DAE Funding LLC 1.55% 8/1/24 (b)	6,275,000	5,929,561
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)	4,770,000	4,455,562
3.875% 7/18/29 (Reg. S)	11,147,000	10,525,109
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)	9,398,825	7,965,504
2.625% 3/31/36 (b)	10,620,000	8,566,198
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	6,960,000	6,738,811
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)	5,705,000	5,134,842
3.375% 3/28/32 (Reg. S)	2,140,000	1,925,080
4.375% 11/22/33 (b)	5,955,000	5,746,575
5.084% 5/22/53 (b)	10,540,000	10,460,950
5.5% 4/28/33 (b)	5,925,000	6,217,280
TOTAL UNITED ARAB EMIRATES		86,150,670
United States of America - 0.2%
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	9,500,000	7,982,721
Uzbekistan - 0.1%
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	4,640,000	3,828,000
Venezuela - 0.8%
Petroleos de Venezuela SA:
5.375% (d)	152,515,000	4,622,687
5.5% (d)	184,250,000	6,448,750
6% (b)(d)	105,540,000	3,693,900
6% (Reg. S) (d)	89,700,000	2,780,700
8.5% (Reg. S) (d)	20,540,000	8,046,545
9% (Reg. S) (d)	48,700,000	1,704,500
9.75% (b)(d)	71,700,000	2,545,350
12.75% (b)(d)	53,000,000	1,908,000
TOTAL VENEZUELA		31,750,432
TOTAL NONCONVERTIBLE BONDS (Cost $1,734,202,682)		1,258,233,915

Government Obligations - 65.4%
		Principal Amount (a)	Value ($)
Angola - 1.6%
Angola Republic:
8% 11/26/29 (b)		10,895,000	9,217,170
8.25% 5/9/28 (b)		18,775,000	16,632,209
8.75% 4/14/32 (b)		9,205,000	7,740,853
9.125% 11/26/49 (b)		7,695,000	5,921,456
9.375% 5/8/48 (b)		13,330,000	10,529,634
9.5% 11/12/25 (b)		16,180,000	15,758,026
TOTAL ANGOLA			65,799,348
Argentina - 2.0%
Argentine Republic:
0.5% 7/9/30 (e)		78,813,473	26,140,065
1% 7/9/29		30,551,997	9,909,235
1.5% 7/9/35 (e)		65,085,665	19,491,204
3.875% 1/9/38 (e)		53,139,088	18,650,757
Buenos Aires Province 5.25% 9/1/37 (b)(e)		13,320,000	5,081,580
Provincia de Cordoba 6.875% 12/10/25 (b)		4,158,567	3,118,926
TOTAL ARGENTINA			82,391,767
Armenia - 0.3%
Republic of Armenia 3.6% 2/2/31 (b)		13,465,000	10,520,878
Bahrain - 0.2%
Bahrain Kingdom 5.625% 5/18/34 (b)		11,770,000	10,223,893
Barbados - 0.3%
Barbados Government 6.5% 10/1/29 (b)		11,985,000	11,175,893
Benin - 0.2%
Republic of Benin 4.875% 1/19/32 (b)	EUR	11,755,000	9,708,029
Bermuda - 0.5%
Bermuda Government:
2.375% 8/20/30 (b)		5,325,000	4,423,158
3.375% 8/20/50 (b)		5,015,000	3,437,682
3.717% 1/25/27 (b)		7,900,000	7,494,414
5% 7/15/32 (b)		3,830,000	3,735,437
TOTAL BERMUDA			19,090,691
Brazil - 1.9%
Brazilian Federative Republic:
3.875% 6/12/30		9,340,000	8,270,944
4.75% 1/14/50		9,500,000	6,990,195
5% 1/27/45		14,450,000	11,262,330
5.625% 2/21/47		8,822,000	7,425,389
7.125% 1/20/37		8,510,000	9,055,746
8.25% 1/20/34		11,336,000	12,989,922
12.25% 3/6/30		13,881,000	18,964,777
TOTAL BRAZIL			74,959,303
Cameroon - 0.3%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	14,070,000	10,999,635
Chile - 1.6%
Chilean Republic:
2.45% 1/31/31		31,325,000	26,995,572
3.1% 1/22/61		20,165,000	13,105,838
3.5% 1/31/34		7,100,000	6,237,563
4% 1/31/52		3,960,000	3,219,440
4.34% 3/7/42		5,555,000	4,928,396
5.33% 1/5/54		9,740,000	9,652,048
TOTAL CHILE			64,138,857
Colombia - 2.6%
Colombian Republic:
3% 1/30/30		45,595,000	35,523,976
3.125% 4/15/31		19,000,000	14,350,130
3.875% 2/15/61		6,730,000	3,761,195
4.125% 5/15/51		6,805,000	4,064,831
5% 6/15/45		27,005,000	18,729,318
5.2% 5/15/49		16,120,000	11,175,190
6.125% 1/18/41		6,410,000	5,209,856
7.375% 9/18/37		3,680,000	3,503,765
7.5% 2/2/34		4,055,000	3,964,209
8% 4/20/33		4,165,000	4,234,764
TOTAL COLOMBIA			104,517,234
Costa Rica - 1.0%
Costa Rican Republic:
5.625% 4/30/43 (b)		17,578,000	15,064,346
6.125% 2/19/31 (b)		11,155,000	11,063,864
6.55% 4/3/34 (b)		9,800,000	9,818,620
7% 4/4/44 (b)		4,575,000	4,446,809
TOTAL COSTA RICA			40,393,639
Dominican Republic - 3.7%
Dominican Republic:
4.5% 1/30/30 (b)		29,255,000	25,568,285
4.875% 9/23/32 (b)		10,930,000	9,301,539
5.3% 1/21/41 (b)		6,000,000	4,721,940
5.875% 1/30/60 (b)		18,130,000	13,982,581
5.95% 1/25/27 (b)		17,724,000	17,330,882
6% 7/19/28 (b)		18,101,000	17,604,128
6.4% 6/5/49 (b)		6,013,000	5,106,119
6.5% 2/15/48 (b)		17,655,000	15,251,625
6.85% 1/27/45 (b)		16,129,000	14,600,939
7.05% 2/3/31 (b)		4,425,000	4,407,831
7.45% 4/30/44 (b)		20,824,000	20,322,766
TOTAL DOMINICAN REPUBLIC			148,198,635
Ecuador - 1.1%
Ecuador Republic:
1.5% 7/31/40 (b)(e)		10,200,000	3,149,760
2.5% 7/31/35 (b)(e)		48,400,000	16,711,552
5.5% 7/31/30 (b)(e)		49,390,000	23,777,828
TOTAL ECUADOR			43,639,140
Egypt - 2.1%
Arab Republic of Egypt:
7.0529% 1/15/32 (b)		4,740,000	2,677,863
7.5% 1/31/27 (b)		17,344,000	12,567,636
7.5% 2/16/61 (b)		21,325,000	10,629,873
7.6003% 3/1/29 (b)		30,434,000	19,608,626
7.903% 2/21/48 (b)		12,840,000	6,573,181
8.5% 1/31/47 (b)		34,441,000	18,240,642
8.7002% 3/1/49 (b)		25,240,000	13,524,097
TOTAL EGYPT			83,821,918
El Salvador - 0.3%
El Salvador Republic:
6.375% 1/18/27 (b)		2,515,000	1,731,980
7.1246% 1/20/50 (b)		8,578,000	4,740,117
7.625% 2/1/41 (b)		11,695,000	6,607,675
TOTAL EL SALVADOR			13,079,772
Gabon - 0.5%
Gabonese Republic:
6.95% 6/16/25 (b)		9,000,000	8,439,390
7% 11/24/31 (b)		13,095,000	10,386,823
TOTAL GABON			18,826,213
Georgia - 0.3%
Georgia Republic 2.75% 4/22/26 (b)		15,425,000	13,818,332
Ghana - 0.7%
Ghana Republic:
7.75% (b)(d)		12,265,000	5,188,095
8.125% (b)(d)		17,605,000	7,439,169
8.125% (b)(d)		6,566,924	2,945,988
8.627% (b)(d)		12,885,000	5,225,898
10.75% 10/14/30 (b)		14,110,000	9,457,933
TOTAL GHANA			30,257,083
Guatemala - 0.8%
Guatemalan Republic:
3.7% 10/7/33 (b)		2,500,000	2,011,225
4.9% 6/1/30 (b)		2,500,000	2,327,300
5.25% 8/10/29 (b)		9,000,000	8,558,280
5.375% 4/24/32 (b)		5,270,000	4,994,432
6.125% 6/1/50 (b)		5,650,000	5,191,729
6.6% 6/13/36 (b)		7,680,000	7,729,920
TOTAL GUATEMALA			30,812,886
Hungary - 1.0%
Hungarian Republic:
2.125% 9/22/31 (b)		11,240,000	8,693,241
3.125% 9/21/51 (b)		20,505,000	12,725,198
5.25% 6/16/29 (b)		6,100,000	5,925,296
5.5% 6/16/34 (b)		6,365,000	6,166,858
6.25% 9/22/32 (b)		4,105,000	4,205,573
6.75% 9/25/52 (b)		4,190,000	4,319,262
TOTAL HUNGARY			42,035,428
Indonesia - 2.9%
Indonesian Republic:
3.85% 10/15/30		14,805,000	13,871,545
4.1% 4/24/28		6,135,000	5,909,723
5.125% 1/15/45 (b)		20,042,000	19,895,092
5.95% 1/8/46 (b)		6,230,000	6,753,632
6.625% 2/17/37 (b)		15,086,000	17,175,411
6.75% 1/15/44 (b)		6,465,000	7,575,687
7.75% 1/17/38 (b)		17,722,000	22,128,575
8.5% 10/12/35 (b)		19,301,000	25,060,804
TOTAL INDONESIA			118,370,469
Ivory Coast - 0.8%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	10,110,000	9,208,658
6.125% 6/15/33 (b)		8,860,000	7,734,691
6.375% 3/3/28 (b)		18,040,000	17,345,640
TOTAL IVORY COAST			34,288,989
Jamaica - 0.2%
Jamaican Government 7.875% 7/28/45		7,490,000	8,606,085
Jordan - 0.8%
Jordanian Kingdom:
5.85% 7/7/30 (b)		8,860,000	8,084,573
6.125% 1/29/26 (b)		4,385,000	4,296,774
7.375% 10/10/47 (b)		7,320,000	6,284,366
7.5% 1/13/29 (b)		5,010,000	4,996,724
7.75% 1/15/28 (b)		6,645,000	6,762,749
TOTAL JORDAN			30,425,186
Kenya - 0.9%
Republic of Kenya:
6.3% 1/23/34 (b)		13,130,000	9,885,183
6.875% 6/24/24 (b)		8,460,000	8,013,735
7% 5/22/27 (b)		18,115,000	16,265,640
7.25% 2/28/28 (b)		1,965,000	1,698,743
8% 5/22/32 (b)		2,365,000	1,992,394
TOTAL KENYA			37,855,695
Lebanon - 0.1%
Lebanese Republic:
5.8% (d)		8,540,000	548,353
6% (d)		5,256,000	341,640
6.1% (d)		22,896,000	1,470,152
6.2% (Reg. S) (d)		5,669,000	358,224
6.375% (d)		35,061,000	2,264,520
6.65% (Reg. S) (d)		3,000,000	190,710
6.75% (d)		3,000,000	191,100
TOTAL LEBANON			5,364,699
Mexico - 2.6%
United Mexican States:
3.25% 4/16/30		19,910,000	17,698,198
3.75% 1/11/28		18,765,000	17,844,201
4.5% 4/22/29		10,460,000	10,144,526
4.75% 4/27/32		5,375,000	5,129,524
5.75% 10/12/2110		10,595,000	9,449,681
6.05% 1/11/40		30,348,000	30,788,046
6.338% 5/4/53		5,935,000	6,041,830
6.35% 2/9/35		9,065,000	9,509,366
TOTAL MEXICO			106,605,372
Mongolia - 0.1%
Mongolia Government:
3.5% 7/7/27 (b)		2,675,000	2,248,150
5.125% 4/7/26 (b)		2,010,000	1,874,124
TOTAL MONGOLIA			4,122,274
Morocco - 0.2%
Moroccan Kingdom 6.5% 9/8/33 (b)		9,915,000	10,194,008
Nigeria - 2.3%
Republic of Nigeria:
6.125% 9/28/28 (b)		13,115,000	10,902,368
6.5% 11/28/27 (b)		20,043,000	17,398,727
7.143% 2/23/30 (b)		6,415,000	5,366,019
7.625% 11/21/25 (b)		30,927,000	29,499,719
7.625% 11/28/47 (b)		18,415,000	13,039,293
7.696% 2/23/38 (b)		3,500,000	2,613,170
7.875% 2/16/32 (b)		9,000,000	7,523,190
8.375% 3/24/29 (b)		7,870,000	7,067,890
TOTAL NIGERIA			93,410,376
Oman - 3.0%
Sultanate of Oman:
4.75% 6/15/26 (b)		4,238,000	4,113,530
5.375% 3/8/27 (b)		18,189,000	17,814,488
5.625% 1/17/28 (b)		21,625,000	21,339,118
6% 8/1/29 (b)		11,510,000	11,488,246
6.25% 1/25/31 (b)		6,340,000	6,418,870
6.5% 3/8/47 (b)		27,725,000	25,762,070
6.75% 10/28/27 (b)		6,520,000	6,729,879
6.75% 1/17/48 (b)		30,140,000	28,890,094
TOTAL OMAN			122,556,295
Pakistan - 0.6%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		24,660,000	11,862,446
6.875% 12/5/27 (b)		22,905,000	10,849,182
7.875% 3/31/36 (b)		1,293,000	584,565
TOTAL PAKISTAN			23,296,193
Panama - 2.3%
Panamanian Republic:
2.252% 9/29/32		22,155,000	16,899,391
3.16% 1/23/30		14,515,000	12,696,706
3.298% 1/19/33		21,210,000	17,644,811
3.87% 7/23/60		17,120,000	11,277,458
4.3% 4/29/53		7,000,000	5,198,340
4.5% 5/15/47		8,025,000	6,327,392
4.5% 4/16/50		10,760,000	8,280,143
6.4% 2/14/35		9,790,000	10,182,481
6.853% 3/28/54		3,685,000	3,826,504
TOTAL PANAMA			92,333,226
Paraguay - 1.0%
Republic of Paraguay:
2.739% 1/29/33 (b)		5,873,000	4,702,981
4.95% 4/28/31 (b)		21,130,000	20,261,768
5.4% 3/30/50 (b)		10,075,000	8,630,144
5.6% 3/13/48 (b)		7,470,000	6,547,082
TOTAL PARAGUAY			40,141,975
Peru - 1.2%
Peruvian Republic:
2.783% 1/23/31		12,415,000	10,629,847
3% 1/15/34		21,165,000	17,501,973
3.3% 3/11/41		24,840,000	19,058,242
TOTAL PERU			47,190,062
Philippines - 0.8%
Philippine Republic:
2.65% 12/10/45		7,890,000	5,291,981
2.95% 5/5/45		3,200,000	2,275,968
5% 7/17/33		4,140,000	4,187,983
5.5% 1/17/48		3,675,000	3,777,680
5.609% 4/13/33		6,190,000	6,517,080
5.95% 10/13/47		9,890,000	10,719,277
TOTAL PHILIPPINES			32,769,969
Poland - 0.3%
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (b)		3,640,000	3,603,600
Polish Government 5.5% 4/4/53		6,960,000	6,987,005
TOTAL POLAND			10,590,605
Qatar - 3.1%
State of Qatar:
3.75% 4/16/30 (b)		37,950,000	36,487,028
4% 3/14/29 (b)		7,270,000	7,094,284
4.4% 4/16/50 (b)		28,995,000	26,320,211
4.817% 3/14/49 (b)		38,811,000	37,251,962
5.103% 4/23/48 (b)		11,510,000	11,447,961
9.75% 6/15/30 (b)		3,827,000	5,030,400
TOTAL QATAR			123,631,846
Romania - 2.0%
Romanian Republic:
3% 2/27/27 (b)		10,504,000	9,495,616
3% 2/14/31 (b)		34,824,000	28,818,949
3.375% 1/28/50 (Reg. S)	EUR	14,940,000	10,178,320
3.624% 5/26/30 (b)	EUR	5,110,000	4,867,430
3.625% 3/27/32 (b)		10,504,000	8,922,413
4% 2/14/51 (b)		10,990,000	7,821,363
7.125% 1/17/33 (b)		4,210,000	4,462,853
7.625% 1/17/53 (b)		4,154,000	4,579,785
TOTAL ROMANIA			79,146,729
Russia - 0.3%
Ministry of Finance of the Russian Federation:
4.375% (Reg. S) (d)(f)		12,600,000	5,292,000
5.1% (Reg. S) (d)(f)		12,200,000	5,124,000
TOTAL RUSSIA			10,416,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		12,780,000	9,594,329
Saudi Arabia - 1.7%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		18,170,000	14,621,762
3.45% 2/2/61 (b)		9,925,000	6,964,571
3.625% 3/4/28 (b)		9,976,000	9,440,788
3.75% 1/21/55 (b)		19,480,000	14,700,387
4.5% 10/26/46 (b)		14,169,000	12,385,123
4.5% 4/22/60 (b)		10,670,000	9,218,026
TOTAL SAUDI ARABIA			67,330,657
Senegal - 0.3%
Republic of Senegal:
6.25% 5/23/33 (b)		9,965,000	8,311,807
6.75% 3/13/48 (b)		5,110,000	3,648,898
TOTAL SENEGAL			11,960,705
Serbia - 0.5%
Republic of Serbia:
2.125% 12/1/30 (b)		18,590,000	14,228,600
6.25% 5/26/28 (b)		3,140,000	3,120,124
6.5% 9/26/33 (b)		4,750,000	4,644,835
TOTAL SERBIA			21,993,559
South Africa - 1.1%
South African Republic:
4.85% 9/30/29		8,535,000	7,496,632
5% 10/12/46		3,190,000	2,115,895
5.65% 9/27/47		22,135,000	15,656,971
5.75% 9/30/49		25,420,000	17,967,110
TOTAL SOUTH AFRICA			43,236,608
Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(d)		14,360,000	6,246,600
6.825% (b)(d)		13,445,000	6,251,732
6.85% (b)(d)		14,285,000	6,604,813
7.55% (b)(d)		12,490,000	5,433,150
7.85% (b)(d)		26,015,000	11,388,066
TOTAL SRI LANKA			35,924,361
Turkey - 3.0%
Turkish Republic:
4.75% 1/26/26		8,400,000	7,652,484
4.875% 4/16/43		23,555,000	15,074,258
5.125% 2/17/28		11,310,000	9,811,991
5.75% 5/11/47		13,175,000	8,992,465
6% 3/25/27		7,000,000	6,352,500
6% 1/14/41		22,183,000	16,265,463
6.125% 10/24/28		8,780,000	7,825,526
6.375% 10/14/25		17,175,000	16,360,390
6.625% 2/17/45		530,000	405,206
9.125% 7/13/30		8,800,000	8,706,896
9.375% 3/14/29		20,365,000	20,362,964
9.375% 1/19/33		2,175,000	2,177,719
TOTAL TURKEY			119,987,862
Ukraine - 1.1%
Ukraine Government:
6.876% 5/21/31 (b)		7,670,000	1,731,886
7.253% 3/15/35 (b)		15,850,000	3,626,005
7.375% 9/25/34 (b)		11,640,000	2,688,840
7.75% 9/1/24 (b)		29,964,000	7,330,093
7.75% 9/1/25 (b)		43,671,000	10,957,054
7.75% 9/1/26 (b)		35,377,000	8,423,617
7.75% 9/1/27 (b)		7,275,000	1,720,901
7.75% 9/1/28 (b)		7,360,000	1,752,858
7.75% 9/1/29 (b)		10,846,000	2,575,491
7.75% 8/1/41 (b)(c)		8,905,000	3,548,643
9.75% 11/1/30 (b)		3,105,000	765,383
TOTAL UKRAINE			45,120,771
United Arab Emirates - 1.9%
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		6,105,000	6,005,794
Emirate of Abu Dhabi:
3.125% 9/30/49 (b)		42,178,000	30,785,722
3.875% 4/16/50 (b)		34,465,000	28,924,407
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		15,155,000	10,923,118
TOTAL UNITED ARAB EMIRATES			76,639,041
United States of America - 3.8%
U.S. Treasury Bonds:
2.875% 5/15/52		130,074,000	107,793,732
3.625% 2/15/53		16,800,000	16,122,750
U.S. Treasury Notes:
3.625% 3/31/30		6,132,000	5,998,342
3.75% 5/31/30		14,574,000	14,371,330
4% 2/28/30		9,933,000	9,926,016
TOTAL UNITED STATES OF AMERICA			154,212,170
Uruguay - 0.6%
Uruguay Republic 5.1% 6/18/50		24,210,000	24,163,759
Uzbekistan - 0.5%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		7,400,000	5,957,148
3.9% 10/19/31 (b)		13,255,000	10,637,138
5.375% 2/20/29 (b)		4,250,000	3,882,970
TOTAL UZBEKISTAN			20,477,256
Venezuela - 1.1%
Venezuelan Republic:
6% (d)		17,250,000	948,750
7% (d)		18,925,000	1,561,313
7.65% (d)		34,825,000	2,873,063
7.75% (Reg. S) (d)		29,380,000	1,542,450
8.25% (d)		30,860,000	2,623,100
9% (Reg. S) (d)		43,195,000	3,671,575
9.25% (d)		62,675,000	5,327,375
9.25% (Reg. S) (d)		70,265,000	5,972,525
9.375% (d)		46,005,000	3,910,425
11.75% (Reg. S) (d)		65,000,000	5,687,500
11.95% (Reg. S) (d)		87,250,000	7,634,375
12.75% (d)		42,425,000	3,606,125
TOTAL VENEZUELA			45,358,576
Zambia - 0.2%
Republic of Zambia:
8.5% (b)(d)		2,190,000	1,269,193
8.97% (b)(d)		10,325,000	5,923,556
TOTAL ZAMBIA			7,192,749
TOTAL GOVERNMENT OBLIGATIONS (Cost $3,344,867,215)			2,642,917,030

Common Stocks - 0.0%
	Shares	Value ($)
Kazakhstan - 0.0%
Nostrum Oil & Gas LP warrants (f)(g) (Cost $0)	709,143	7

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Brazil - 0.1%
Azul SA (g) (Cost $2,309,585)	743,500	3,394,367

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
Brazil - 0.2%
Cosan Overseas Ltd. 8.25% (h)	7,030,000	7,081,941
Mexico - 0.8%
Banco Mercantil del Norte SA:
6.75% (b)(c)(h)	13,000,000	12,474,458
7.625% (b)(c)(h)	4,590,000	4,223,145
CEMEX S.A.B. de CV 5.125% (b)(c)(h)	16,320,000	14,774,098
TOTAL MEXICO		31,471,701
Russia - 0.1%
Tinkoff Credit Systems 6% (b)(c)(d)(f)(h)	6,660,000	2,830,500
United Arab Emirates - 0.3%
DP World Salaam 6% (Reg. S) (c)(h)	13,905,000	14,167,539
TOTAL PREFERRED SECURITIES (Cost $63,037,448)		55,551,681

TOTAL INVESTMENT IN SECURITIES - 98.1% (Cost $5,144,416,930)	3,960,097,000
NET OTHER ASSETS (LIABILITIES) - 1.9%	78,417,503
NET ASSETS - 100.0%	4,038,514,503

Currency Abbreviations
EUR	-	European Monetary Unit

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,633,414,597 or 65.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Level 3 security
(g)	Non-income producing
(h)	Security is perpetual in nature with no stated maturity date.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	81,144,900	1,519,698,486	1,600,843,385	1,529,412	28,387	(28,388)	-	0.0%
Total	81,144,900	1,519,698,486	1,600,843,385	1,529,412	28,387	(28,388)	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	7	-	-	7
Industrials	3,394,367	3,394,367	-	-

Corporate Bonds	1,258,233,915	-	1,258,233,915	-

Government Obligations	2,642,917,030	-	2,632,501,030	10,416,000

Preferred Securities	55,551,681	-	52,721,181	2,830,500
Total Investments in Securities:	3,960,097,000	3,394,367	3,943,456,126	13,246,507
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $5,144,416,930):		$3,960,097,000
Cash		1,626,580
Foreign currency held at value (cost $501)		501
Receivable for investments sold		22,119,579
Receivable for fund shares sold		1,025,545
Interest receivable		84,570,413
Distributions receivable from Fidelity Central Funds		194,883
Total assets		4,069,634,501
Liabilities
Payable for investments purchased	$13,922,967
Payable for fund shares redeemed	4,467,444
Distributions payable	2,080,286
Accrued management fee	2,179,733
Distribution and service plan fees payable	29,876
Notes payable to affiliates	7,934,000
Other affiliated payables	452,474
Other payables and accrued expenses	53,218
Total Liabilities		31,119,998
Net Assets		$4,038,514,503
Net Assets consist of:
Paid in capital		$6,245,328,115
Total accumulated earnings (loss)		(2,206,813,612)
Net Assets		$4,038,514,503

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($73,827,117 ÷ 6,354,814 shares) (a)		$11.62
Maximum offering price per share (100/96.00 of $11.62)		$12.10
Class M :
Net Asset Value and redemption price per share ($24,827,820 ÷ 2,135,786 shares) (a)		$11.62
Maximum offering price per share (100/96.00 of $11.62)		$12.10
Class C :
Net Asset Value and offering price per share ($11,359,177 ÷ 977,621 shares) (a)		$11.62
Fidelity New Markets Income Fund :
Net Asset Value , offering price and redemption price per share ($1,567,337,646 ÷ 134,862,223 shares)		$11.62
Class I :
Net Asset Value , offering price and redemption price per share ($697,016,839 ÷ 59,979,913 shares)		$11.62
Class Z :
Net Asset Value , offering price and redemption price per share ($1,664,145,904 ÷ 143,202,190 shares)		$11.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$1,724,288
Interest		142,337,864
Income from Fidelity Central Funds		1,529,412
Income before foreign taxes withheld		$145,591,564
Less foreign taxes withheld		39,158
Total Income		145,630,722
Expenses
Management fee	$13,447,972
Transfer agent fees	2,213,590
Distribution and service plan fees	187,032
Accounting fees and expenses	568,698
Custodian fees and expenses	7,886
Independent trustees' fees and expenses	14,412
Registration fees	60,478
Audit	53,653
Legal	25,615
Interest	3,514
Miscellaneous	12,346
Total expenses before reductions	16,595,196
Expense reductions	(61,456)
Total expenses after reductions		16,533,740
Net Investment income (loss)		129,096,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(100,758,439)
Fidelity Central Funds	28,387
Foreign currency transactions	(10,928)
Total net realized gain (loss)		(100,740,980)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	116,078,127
Fidelity Central Funds	(28,388)
Assets and liabilities in foreign currencies	7,904
Total change in net unrealized appreciation (depreciation)		116,057,643
Net gain (loss)		15,316,663
Net increase (decrease) in net assets resulting from operations		$144,413,645

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$129,096,982	$254,526,403
Net realized gain (loss)	(100,740,980)	(418,668,241)
Change in net unrealized appreciation (depreciation)	116,057,643	(696,307,447)
Net increase (decrease) in net assets resulting from operations	144,413,645	(860,449,285)
Distributions to shareholders	(106,071,816)	(228,839,655)

Share transactions - net increase (decrease)	(232,077,192)	(469,842,710)
Total increase (decrease) in net assets	(193,735,363)	(1,559,131,650)

Net Assets
Beginning of period	4,232,249,866	5,791,381,516
End of period	$4,038,514,503	$4,232,249,866

Fidelity Advisor® New Markets Income Fund Class A

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.51	$14.24	$15.09	$15.07	$14.27	$14.31
Income from Investment Operations
Net investment income (loss) B,C	.340	.621	.575	.649	.748	.054
Net realized and unrealized gain (loss)	.045	(2.796)	(.888)	(.062)	.740	(.043)
Total from investment operations	.385	(2.175)	(.313)	.587	1.488	.011
Distributions from net investment income	(.275)	(.555)	(.497)	(.556)	(.688)	(.051)
Distributions from net realized gain	-	-	(.040)	(.011)	-	-
Total distributions	(.275)	(.555)	(.537)	(.567)	(.688)	(.051)
Net asset value, end of period	$11.62	$11.51	$14.24	$15.09	$15.07	$14.27
Total Return D,E,F	3.38%	(15.30)%	(2.09)%	4.19%	10.56%	.07%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.15% I	1.13%	1.12%	1.13%	1.12%	1.15% I
Expenses net of fee waivers, if any	1.15% I	1.13%	1.12%	1.13%	1.12%	1.15% I
Expenses net of all reductions	1.15% I	1.13%	1.12%	1.13%	1.12%	1.14% I
Net investment income (loss)	5.92% I	5.12%	3.93%	4.51%	5.01%	5.58% I
Supplemental Data
Net assets, end of period (000 omitted)	$73,827	$78,302	$118,896	$136,626	$193,262	$162,757
Portfolio turnover rate J	28% I	26%	30%	91%	79% K	60% L

A For the period December 4, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® New Markets Income Fund Class M

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.52	$14.24	$15.10	$15.08	$14.27	$14.31
Income from Investment Operations
Net investment income (loss) B,C	.340	.621	.576	.647	.749	.054
Net realized and unrealized gain (loss)	.036	(2.786)	(.898)	(.059)	.748	(.044)
Total from investment operations	.376	(2.165)	(.322)	.588	1.497	.010
Distributions from net investment income	(.276)	(.555)	(.498)	(.557)	(.687)	(.050)
Distributions from net realized gain	-	-	(.040)	(.011)	-	-
Total distributions	(.276)	(.555)	(.538)	(.568)	(.687)	(.050)
Net asset value, end of period	$11.62	$11.52	$14.24	$15.10	$15.08	$14.27
Total Return D,E,F	3.30%	(15.23)%	(2.15)%	4.20%	10.63%	.07%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.15% I	1.13%	1.12%	1.13%	1.13%	1.14% I
Expenses net of fee waivers, if any	1.15% I	1.13%	1.11%	1.13%	1.13%	1.14% I
Expenses net of all reductions	1.14% I	1.13%	1.11%	1.12%	1.13%	1.14% I
Net investment income (loss)	5.93% I	5.11%	3.94%	4.51%	5.01%	5.59% I
Supplemental Data
Net assets, end of period (000 omitted)	$24,828	$25,747	$38,589	$44,941	$53,609	$55,047
Portfolio turnover rate J	28% I	26%	30%	91%	79% K	60% L

A For the period December 4, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® New Markets Income Fund Class C

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.51	$14.24	$15.09	$15.07	$14.27	$14.31
Income from Investment Operations
Net investment income (loss) B,C	.300	.536	.471	.542	.641	.047
Net realized and unrealized gain (loss)	.045	(2.798)	(.891)	(.063)	.737	(.044)
Total from investment operations	.345	(2.262)	(.420)	.479	1.378	.003
Distributions from net investment income	(.235)	(.468)	(.390)	(.448)	(.578)	(.043)
Distributions from net realized gain	-	-	(.040)	(.011)	-	-
Total distributions	(.235)	(.468)	(.430)	(.459)	(.578)	(.043)
Net asset value, end of period	$11.62	$11.51	$14.24	$15.09	$15.07	$14.27
Total Return D,E,F	3.02%	(15.91)%	(2.81)%	3.43%	9.75%	.02%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.86% I	1.85%	1.86%	1.86%	1.86%	1.86% I
Expenses net of fee waivers, if any	1.85% I	1.85%	1.85%	1.86%	1.86%	1.86% I
Expenses net of all reductions	1.85% I	1.85%	1.85%	1.86%	1.85%	1.86% I
Net investment income (loss)	5.21% I	4.39%	3.20%	3.77%	4.28%	4.88% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,359	$12,908	$23,000	$44,401	$64,290	$87,713
Portfolio turnover rate J	28% I	26%	30%	91%	79% K	60% L

A For the period December 4, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® New Markets Income Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.51	$14.24	$15.10	$15.07	$14.27	$16.22
Income from Investment Operations
Net investment income (loss) A,B	.358	.658	.624	.693	.795	.698
Net realized and unrealized gain (loss)	.046	(2.796)	(.899)	(.050)	.738	(1.937)
Total from investment operations	.404	(2.138)	(.275)	.643	1.533	(1.239)
Distributions from net investment income	(.294)	(.592)	(.545)	(.602)	(.733)	(.667)
Distributions from net realized gain	-	-	(.040)	(.011)	-	(.044)
Total distributions	(.294)	(.592)	(.585)	(.613)	(.733)	(.711)
Net asset value, end of period	$11.62	$11.51	$14.24	$15.10	$15.07	$14.27
Total Return C,D	3.55%	(15.04)%	(1.84)%	4.60%	10.89%	(7.78)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.83% G	.82%	.80%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.83% G	.82%	.79%	.81%	.82%	.83%
Expenses net of all reductions	.83% G	.82%	.79%	.80%	.82%	.83%
Net investment income (loss)	6.24% G	5.43%	4.26%	4.83%	5.32%	4.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,567,338	$1,613,198	$2,313,928	$3,430,477	$4,227,156	$4,520,911
Portfolio turnover rate H	28% G	26%	30%	91%	79% I	60% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® New Markets Income Fund Class I

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.51	$14.25	$15.10	$15.08	$14.27	$14.31
Income from Investment Operations
Net investment income (loss) B,C	.358	.659	.620	.690	.798	.057
Net realized and unrealized gain (loss)	.045	(2.808)	(.890)	(.059)	.743	(.043)
Total from investment operations	.403	(2.149)	(.270)	.631	1.541	.014
Distributions from net investment income	(.293)	(.591)	(.540)	(.600)	(.731)	(.054)
Distributions from net realized gain	-	-	(.040)	(.011)	-	-
Total distributions	(.293)	(.591)	(.580)	(.611)	(.731)	(.054)
Net asset value, end of period	$11.62	$11.51	$14.25	$15.10	$15.08	$14.27
Total Return D,E	3.54%	(15.11)%	(1.80)%	4.50%	10.95%	.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.85% H	.83%	.83%	.83%	.83%	.82% H
Expenses net of fee waivers, if any	.84% H	.83%	.83%	.83%	.82%	.82% H
Expenses net of all reductions	.84% H	.83%	.83%	.83%	.82%	.82% H
Net investment income (loss)	6.23% H	5.42%	4.22%	4.80%	5.31%	5.90% H
Supplemental Data
Net assets, end of period (000 omitted)	$697,017	$769,765	$1,148,584	$1,665,050	$2,081,780	$3,727,909
Portfolio turnover rate I	28% H	26%	30%	91%	79% J	60% K

A For the period December 4, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® New Markets Income Fund Class Z

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.51	$14.24	$15.10	$15.08	$14.27	$14.31
Income from Investment Operations
Net investment income (loss) B,C	.363	.666	.628	.698	.800	.060
Net realized and unrealized gain (loss)	.046	(2.793)	(.893)	(.057)	.756	(.045)
Total from investment operations	.409	(2.127)	(.265)	.641	1.556	.015
Distributions from net investment income	(.299)	(.603)	(.555)	(.610)	(.746)	(.055)
Distributions from net realized gain	-	-	(.040)	(.011)	-	-
Total distributions	(.299)	(.603)	(.595)	(.621)	(.746)	(.055)
Net asset value, end of period	$11.62	$11.51	$14.24	$15.10	$15.08	$14.27
Total Return D,E	3.59%	(14.96)%	(1.77)%	4.61%	11.06%	.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.74% H	.73%	.72%	.73%	.73%	.74% H
Expenses net of fee waivers, if any	.74% H	.73%	.72%	.73%	.73%	.74% H
Expenses net of all reductions	.74% H	.73%	.72%	.73%	.73%	.74% H
Net investment income (loss)	6.33% H	5.52%	4.33%	4.91%	5.40%	5.97% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,664,146	$1,732,330	$2,148,384	$1,225,147	$1,523,041	$2,878
Portfolio turnover rate I	28% H	26%	30%	91%	79% J	60% K

A For the period December 4, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity New Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New Markets Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, and Class I and Class Z are Fidelity Advisor classes.   Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETF's and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023, is included at the end of the Fund's   Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or ETFs. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$79,314,124
Gross unrealized depreciation	(1,149,995,113)
Net unrealized appreciation (depreciation)	$(1,070,680,989)
Tax cost	$5,030,777,989

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(254,753,194)
Long-term	(795,405,979)
Total capital loss carryforward	$(1,050,159,173)

Due to large redemptions in a prior period, approximately $575,859,075 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $109,332,545 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Markets Income Fund	502,516,731	700,185,659
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$94,951	$1,654
Class M	- %	.25%	31,636	310
Class C	.75%	.25%	60,445	1,612
			$187,032	$3,576

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,607
Class M	243
Class C A	136
$1,986

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$78,209.21
Class M	26,212.21
Class C	9,548.16
Fidelity New Markets Income Fund	1,105,113.14
Class I	564,880.16
Class Z	429,628.05
	$2,213,590

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity New Markets Income Fund	.03

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity New Markets Income Fund	Borrower	$ 7,934,000	5.32%	$3,514

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity New Markets Income Fund	$4,148

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9,098. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$624

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $51,734.

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity New Markets Income Fund
Distributions to shareholders
Class A	$1,810,396	$4,248,201
Class M	603,313	1,339,887
Class C	245,791	618,004
Fidelity New Markets Income Fund	40,515,860	88,479,584
Class I	18,476,322	41,747,477
Class Z	44,420,134	92,406,502
Total	$106,071,816	$228,839,655

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity New Markets Income Fund
Class A
Shares sold	219,281	591,073	$2,549,589	$7,300,290
Reinvestment of distributions	151,729	345,079	1,754,743	4,099,396
Shares redeemed	(819,381)	(2,481,382)	(9,466,678)	(29,869,528)
Net increase (decrease)	(448,371)	(1,545,230)	$(5,162,346)	$(18,469,842)
Class M
Shares sold	75,445	115,764	$872,492	$1,419,990
Reinvestment of distributions	51,107	107,226	591,180	1,273,571
Shares redeemed	(226,405)	(696,377)	(2,618,375)	(8,560,601)
Net increase (decrease)	(99,853)	(473,387)	$(1,154,703)	$(5,867,040)
Class C
Shares sold	11,478	29,717	$134,571	$352,288
Reinvestment of distributions	21,043	51,370	243,397	611,425
Shares redeemed	(176,253)	(574,893)	(2,030,522)	(6,993,345)
Net increase (decrease)	(143,732)	(493,806)	$(1,652,554)	$(6,029,632)
Fidelity New Markets Income Fund
Shares sold	4,433,610	10,866,723	$51,478,839	$130,733,436
Reinvestment of distributions	3,039,253	6,458,932	35,144,874	76,787,954
Shares redeemed	(12,721,719)	(39,674,593)	(147,330,636)	(480,538,182)
Net increase (decrease)	(5,248,856)	(22,348,938)	$(60,706,923)	$(273,016,792)
Class I
Shares sold	4,240,272	11,069,631	$49,122,005	$133,449,712
Reinvestment of distributions	1,569,852	3,415,651	18,161,638	40,686,129
Shares redeemed	(12,690,931)	(28,254,755)	(146,602,810)	(347,139,307)
Net increase (decrease)	(6,880,807)	(13,769,473)	$(79,319,167)	$(173,003,466)
Class Z
Shares sold	5,431,990	45,004,654	$62,727,722	$560,436,966
Reinvestment of distributions	3,221,873	6,100,146	37,256,915	72,079,274
Shares redeemed	(15,920,461)	(51,477,102)	(184,066,136)	(625,972,178)
Net increase (decrease)	(7,266,598)	(372,302)	$(84,081,499)	$6,544,062

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity New Markets Income Fund	27%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity New Markets Income Fund	28%

11. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
Fidelity® New Markets Income Fund
Class A	1.15%
Actual		$ 1,000	$ 1,033.80	$ 5.80
Hypothetical- B		$ 1,000	$ 1,019.09	$ 5.76
Class M	1.15%
Actual		$ 1,000	$ 1,033.00	$ 5.80
Hypothetical- B		$ 1,000	$ 1,019.09	$ 5.76
Class C	1.85%
Actual		$ 1,000	$ 1,030.20	$ 9.31
Hypothetical- B		$ 1,000	$ 1,015.62	$ 9.25
Fidelity® New Markets Income Fund	.83%
Actual		$ 1,000	$ 1,035.50	$ 4.19
Hypothetical- B		$ 1,000	$ 1,020.68	$ 4.16
Class I	.84%
Actual		$ 1,000	$ 1,035.40	$ 4.24
Hypothetical- B		$ 1,000	$ 1,020.63	$ 4.21
Class Z	.74%
Actual		$ 1,000	$ 1,035.90	$ 3.74
Hypothetical- B		$ 1,000	$ 1,021.12	$ 3.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity New Markets Income Fund
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705564.125
NMI-SANN-0823

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023